Employee benefits (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure Of Employee Benefits [Abstract]
Gratuity payable	₨ 99,120		₨ 89,114
Compensated absences	48,360		38,184
Non-current provisions for employee benefits	₨ 147,480	$ 2,268	₨ 127,298